Loans Held for Investment - Summary of Changes in the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 6,203	$ 7,298	$ 7,298
Charge-offs		(1,100)		(1,807)
Recoveries		150		63
Provision for Credit Loss	$ 275	520	(376)	649
Balance at end of period	5,773	5,773		6,203
Ending allowance balance for loans individually evaluated	1,009	1,009		911
Ending allowance balance for loans collectively evaluated	4,764	4,764		5,292
Loans Receivable
Total	723,912	723,912		666,618
Balance of loans individually evaluated	9,778	9,778		8,800
Balance of loans collectively evaluated	714,134	714,134		657,818
1-4 Family Residential
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		1,210	839	839
Charge-offs		(37)		(5)
Recoveries		6
Provision for Credit Loss		103
Reallocations				376
Balance at end of period	1,282	1,282		1,210
Ending allowance balance for loans individually evaluated	455	455		361
Ending allowance balance for loans collectively evaluated	827	827		849
Loans Receivable
Total	257,319	257,319		248,897
Balance of loans individually evaluated	7,668	7,668		6,173
Balance of loans collectively evaluated	249,651	249,651		242,724
Construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		1	3	3
Recoveries		2
Provision for Credit Loss		27
Reallocations				(2)
Balance at end of period	30	30		1
Ending allowance balance for loans collectively evaluated	30	30		1
Loans Receivable
Total	26,298	26,298		15,764
Balance of loans collectively evaluated	26,298	26,298		15,764
Commercial Real Estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		2,218	880	880
Recoveries				3
Provision for Credit Loss		61
Reallocations				1,335
Balance at end of period	2,279	2,279		2,218
Ending allowance balance for loans individually evaluated	148	148
Ending allowance balance for loans collectively evaluated	2,131	2,131		2,218
Loans Receivable
Total	228,458	228,458		206,267
Balance of loans individually evaluated	148	148
Balance of loans collectively evaluated	228,310	228,310		206,267
Other Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		1,586	4,303	4,303
Charge-offs		(921)		(1,277)
Recoveries		123		30
Provision for Credit Loss		164		649
Reallocations				(2,119)
Balance at end of period	952	952		1,586
Ending allowance balance for loans individually evaluated	327	327		492
Ending allowance balance for loans collectively evaluated	625	625		1,094
Loans Receivable
Total	81,248	81,248		69,619
Balance of loans individually evaluated	965	965		1,795
Balance of loans collectively evaluated	80,283	80,283		67,824
Home Equity
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		536	385	385
Charge-offs				(47)
Provision for Credit Loss		94
Reallocations				198
Balance at end of period	630	630		536
Ending allowance balance for loans individually evaluated	33	33
Ending allowance balance for loans collectively evaluated	597	597		536
Loans Receivable
Total	101,554	101,554		98,331
Balance of loans individually evaluated	941	941		723
Balance of loans collectively evaluated	100,613	100,613		97,608
Other Consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		652	$ 888	888
Charge-offs		(142)		(478)
Recoveries		19		30
Provision for Credit Loss		71
Reallocations				212
Balance at end of period	600	600		652
Ending allowance balance for loans individually evaluated	46	46		58
Ending allowance balance for loans collectively evaluated	554	554		594
Loans Receivable
Total	29,035	29,035		27,740
Balance of loans individually evaluated	56	56		109
Balance of loans collectively evaluated	$ 28,979	$ 28,979		$ 27,631